Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Central Index Key	0000751199
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Managed Retirement Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠
Trading Symbol	FIRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement Income Fund℠	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 16,762,550
Holdings Count | shares	34
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$16,762,550
Number of Holdings	34
Portfolio Turnover	42%

Holdings [Text Block]	Bond Funds 70.6 International Equity Funds 12.1 Domestic Equity Funds 9.8 Short-Term Funds 7.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.6 International Equity Funds - 12.1 Domestic Equity Funds - 9.8 Short-Term Funds - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.6 Fidelity Series Government Bond Index Fund 13.9 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 7.9 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.0 Fidelity Series Large Cap Value Index Fund 2.6 Fidelity Series Blue Chip Growth Fund 2.1 78.9
Fidelity Managed Retirement Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠ Class K6
Trading Symbol	FRHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 16,762,550
Holdings Count | shares	34
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$16,762,550
Number of Holdings	34
Portfolio Turnover	42%

Holdings [Text Block]	Bond Funds 70.6 International Equity Funds 12.1 Domestic Equity Funds 9.8 Short-Term Funds 7.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.6 International Equity Funds - 12.1 Domestic Equity Funds - 9.8 Short-Term Funds - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.6 Fidelity Series Government Bond Index Fund 13.9 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 7.9 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.0 Fidelity Series Large Cap Value Index Fund 2.6 Fidelity Series Blue Chip Growth Fund 2.1 78.9
Fidelity Managed Retirement Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠ Class K
Trading Symbol	FRKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 16,762,550
Holdings Count | shares	34
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$16,762,550
Number of Holdings	34
Portfolio Turnover	42%

Holdings [Text Block]	Bond Funds 70.6 International Equity Funds 12.1 Domestic Equity Funds 9.8 Short-Term Funds 7.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.6 International Equity Funds - 12.1 Domestic Equity Funds - 9.8 Short-Term Funds - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.6 Fidelity Series Government Bond Index Fund 13.9 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 7.9 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.0 Fidelity Series Large Cap Value Index Fund 2.6 Fidelity Series Blue Chip Growth Fund 2.1 78.9
Fidelity Advisor Managed Retirement Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Advisor Managed Retirement Income Fund℠ Class I
Trading Symbol	FRIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 16,762,550
Holdings Count | shares	34
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$16,762,550
Number of Holdings	34
Portfolio Turnover	42%

Holdings [Text Block]	Bond Funds 70.6 International Equity Funds 12.1 Domestic Equity Funds 9.8 Short-Term Funds 7.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.6 International Equity Funds - 12.1 Domestic Equity Funds - 9.8 Short-Term Funds - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.6 Fidelity Series Government Bond Index Fund 13.9 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 7.9 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.0 Fidelity Series Large Cap Value Index Fund 2.6 Fidelity Series Blue Chip Growth Fund 2.1 78.9
Fidelity Advisor Managed Retirement Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Advisor Managed Retirement Income Fund℠ Class A
Trading Symbol	FRAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 16,762,550
Holdings Count | shares	34
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$16,762,550
Number of Holdings	34
Portfolio Turnover	42%

Holdings [Text Block]	Bond Funds 70.6 International Equity Funds 12.1 Domestic Equity Funds 9.8 Short-Term Funds 7.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.6 International Equity Funds - 12.1 Domestic Equity Funds - 9.8 Short-Term Funds - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.6 Fidelity Series Government Bond Index Fund 13.9 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 7.9 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.0 Fidelity Series Large Cap Value Index Fund 2.6 Fidelity Series Blue Chip Growth Fund 2.1 78.9
Fidelity Managed Retirement 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠
Trading Symbol	FMRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2035 Fund℠	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 26,490,306
Holdings Count | shares	33
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,490,306
Number of Holdings	33
Portfolio Turnover	63%

Holdings [Text Block]	Bond Funds 48.2 Domestic Equity Funds 27.1 International Equity Funds 23.6 Short-Term Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.2 Domestic Equity Funds - 27.1 International Equity Funds - 23.6 Short-Term Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.7 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.5 Fidelity Series Large Cap Value Index Fund 7.5 Fidelity Series Blue Chip Growth Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.1 66.9
Fidelity Managed Retirement 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠ Class K6
Trading Symbol	FMRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 26,490,306
Holdings Count | shares	33
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,490,306
Number of Holdings	33
Portfolio Turnover	63%

Holdings [Text Block]	Bond Funds 48.2 Domestic Equity Funds 27.1 International Equity Funds 23.6 Short-Term Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.2 Domestic Equity Funds - 27.1 International Equity Funds - 23.6 Short-Term Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.7 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.5 Fidelity Series Large Cap Value Index Fund 7.5 Fidelity Series Blue Chip Growth Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.1 66.9
Fidelity Managed Retirement 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠ Class K
Trading Symbol	FMRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 26,490,306
Holdings Count | shares	33
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,490,306
Number of Holdings	33
Portfolio Turnover	63%

Holdings [Text Block]	Bond Funds 48.2 Domestic Equity Funds 27.1 International Equity Funds 23.6 Short-Term Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.2 Domestic Equity Funds - 27.1 International Equity Funds - 23.6 Short-Term Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.7 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.5 Fidelity Series Large Cap Value Index Fund 7.5 Fidelity Series Blue Chip Growth Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.1 66.9
Fidelity Advisor Managed Retirement 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2035 Fund℠ Class I
Trading Symbol	FMRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 26,490,306
Holdings Count | shares	33
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,490,306
Number of Holdings	33
Portfolio Turnover	63%

Holdings [Text Block]	Bond Funds 48.2 Domestic Equity Funds 27.1 International Equity Funds 23.6 Short-Term Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.2 Domestic Equity Funds - 27.1 International Equity Funds - 23.6 Short-Term Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.7 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.5 Fidelity Series Large Cap Value Index Fund 7.5 Fidelity Series Blue Chip Growth Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.1 66.9
Fidelity Advisor Managed Retirement 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2035 Fund℠ Class A
Trading Symbol	FMRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 26,490,306
Holdings Count | shares	33
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,490,306
Number of Holdings	33
Portfolio Turnover	63%

Holdings [Text Block]	Bond Funds 48.2 Domestic Equity Funds 27.1 International Equity Funds 23.6 Short-Term Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.2 Domestic Equity Funds - 27.1 International Equity Funds - 23.6 Short-Term Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.7 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.5 Fidelity Series Large Cap Value Index Fund 7.5 Fidelity Series Blue Chip Growth Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.1 66.9
Fidelity Managed Retirement 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠
Trading Symbol	FMRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2030 Fund℠	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 50,357,550
Holdings Count | shares	34
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$50,357,550
Number of Holdings	34
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 52.6 Domestic Equity Funds 24.5 International Equity Funds 21.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.6 Domestic Equity Funds - 24.5 International Equity Funds - 21.9 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.8 Fidelity Series Investment Grade Bond Fund 10.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.5 Fidelity Series Emerging Markets Opportunities Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Stock Fund 3.7 67.6
Fidelity Managed Retirement 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠ Class K6
Trading Symbol	FMRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 50,357,550
Holdings Count | shares	34
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$50,357,550
Number of Holdings	34
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 52.6 Domestic Equity Funds 24.5 International Equity Funds 21.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.6 Domestic Equity Funds - 24.5 International Equity Funds - 21.9 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.8 Fidelity Series Investment Grade Bond Fund 10.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.5 Fidelity Series Emerging Markets Opportunities Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Stock Fund 3.7 67.6
Fidelity Managed Retirement 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠ Class K
Trading Symbol	FMREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 50,357,550
Holdings Count | shares	34
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$50,357,550
Number of Holdings	34
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 52.6 Domestic Equity Funds 24.5 International Equity Funds 21.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.6 Domestic Equity Funds - 24.5 International Equity Funds - 21.9 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.8 Fidelity Series Investment Grade Bond Fund 10.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.5 Fidelity Series Emerging Markets Opportunities Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Stock Fund 3.7 67.6
Fidelity Advisor Managed Retirement 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2030 Fund℠ Class I
Trading Symbol	FMRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 50,357,550
Holdings Count | shares	34
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$50,357,550
Number of Holdings	34
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 52.6 Domestic Equity Funds 24.5 International Equity Funds 21.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.6 Domestic Equity Funds - 24.5 International Equity Funds - 21.9 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.8 Fidelity Series Investment Grade Bond Fund 10.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.5 Fidelity Series Emerging Markets Opportunities Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Stock Fund 3.7 67.6
Fidelity Advisor Managed Retirement 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2030 Fund℠ Class A
Trading Symbol	FMRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 50,357,550
Holdings Count | shares	34
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$50,357,550
Number of Holdings	34
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 52.6 Domestic Equity Funds 24.5 International Equity Funds 21.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.6 Domestic Equity Funds - 24.5 International Equity Funds - 21.9 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.8 Fidelity Series Investment Grade Bond Fund 10.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.5 Fidelity Series Emerging Markets Opportunities Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Stock Fund 3.7 67.6
Fidelity Managed Retirement 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠
Trading Symbol	FIXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2025 Fund℠	$ 25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 57,030,575
Holdings Count | shares	34
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$57,030,575
Number of Holdings	34
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 58.0 Domestic Equity Funds 21.1 International Equity Funds 19.6 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 58.0 Domestic Equity Funds - 21.1 International Equity Funds - 19.6 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 10.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.4 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series Blue Chip Growth Fund 4.7 69.7
Fidelity Managed Retirement 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠ Class K6
Trading Symbol	FHRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 57,030,575
Holdings Count | shares	34
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$57,030,575
Number of Holdings	34
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 58.0 Domestic Equity Funds 21.1 International Equity Funds 19.6 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 58.0 Domestic Equity Funds - 21.1 International Equity Funds - 19.6 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 10.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.4 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series Blue Chip Growth Fund 4.7 69.7
Fidelity Managed Retirement 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠ Class K
Trading Symbol	FKRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 57,030,575
Holdings Count | shares	34
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$57,030,575
Number of Holdings	34
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 58.0 Domestic Equity Funds 21.1 International Equity Funds 19.6 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 58.0 Domestic Equity Funds - 21.1 International Equity Funds - 19.6 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 10.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.4 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series Blue Chip Growth Fund 4.7 69.7
Fidelity Advisor Managed Retirement 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2025 Fund℠ Class I
Trading Symbol	FIRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 57,030,575
Holdings Count | shares	34
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$57,030,575
Number of Holdings	34
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 58.0 Domestic Equity Funds 21.1 International Equity Funds 19.6 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 58.0 Domestic Equity Funds - 21.1 International Equity Funds - 19.6 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 10.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.4 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series Blue Chip Growth Fund 4.7 69.7
Fidelity Advisor Managed Retirement 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2025 Fund℠ Class A
Trading Symbol	FARFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 57,030,575
Holdings Count | shares	34
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$57,030,575
Number of Holdings	34
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 58.0 Domestic Equity Funds 21.1 International Equity Funds 19.6 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 58.0 Domestic Equity Funds - 21.1 International Equity Funds - 19.6 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 10.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.4 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series Blue Chip Growth Fund 4.7 69.7
Fidelity Managed Retirement 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠
Trading Symbol	FIRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2020 Fund℠	$ 25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 10,198,549
Holdings Count | shares	34
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,198,549
Number of Holdings	34
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 63.5 Domestic Equity Funds 17.2 International Equity Funds 17.0 Short-Term Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.5 Domestic Equity Funds - 17.2 International Equity Funds - 17.0 Short-Term Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.8 Fidelity Series Government Bond Index Fund 12.5 Fidelity Series Investment Grade Bond Fund 11.5 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Large Cap Value Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.6 72.5
Fidelity Managed Retirement 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠ Class K6
Trading Symbol	FHRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 10,198,549
Holdings Count | shares	34
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,198,549
Number of Holdings	34
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 63.5 Domestic Equity Funds 17.2 International Equity Funds 17.0 Short-Term Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.5 Domestic Equity Funds - 17.2 International Equity Funds - 17.0 Short-Term Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.8 Fidelity Series Government Bond Index Fund 12.5 Fidelity Series Investment Grade Bond Fund 11.5 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Large Cap Value Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.6 72.5
Fidelity Managed Retirement 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠ Class K
Trading Symbol	FKRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 10,198,549
Holdings Count | shares	34
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,198,549
Number of Holdings	34
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 63.5 Domestic Equity Funds 17.2 International Equity Funds 17.0 Short-Term Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.5 Domestic Equity Funds - 17.2 International Equity Funds - 17.0 Short-Term Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.8 Fidelity Series Government Bond Index Fund 12.5 Fidelity Series Investment Grade Bond Fund 11.5 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Large Cap Value Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.6 72.5
Fidelity Advisor Managed Retirement 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2020 Fund℠ Class I
Trading Symbol	FIIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 10,198,549
Holdings Count | shares	34
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,198,549
Number of Holdings	34
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 63.5 Domestic Equity Funds 17.2 International Equity Funds 17.0 Short-Term Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.5 Domestic Equity Funds - 17.2 International Equity Funds - 17.0 Short-Term Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.8 Fidelity Series Government Bond Index Fund 12.5 Fidelity Series Investment Grade Bond Fund 11.5 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Large Cap Value Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.6 72.5
Fidelity Advisor Managed Retirement 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2020 Fund℠ Class A
Trading Symbol	FARVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 10,198,549
Holdings Count | shares	34
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,198,549
Number of Holdings	34
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 63.5 Domestic Equity Funds 17.2 International Equity Funds 17.0 Short-Term Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.5 Domestic Equity Funds - 17.2 International Equity Funds - 17.0 Short-Term Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.8 Fidelity Series Government Bond Index Fund 12.5 Fidelity Series Investment Grade Bond Fund 11.5 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Large Cap Value Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.6 72.5
Fidelity Managed Retirement 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠
Trading Symbol	FIRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2015 Fund℠	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 5,271,854
Holdings Count | shares	34
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,271,854
Number of Holdings	34
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 68.0 International Equity Funds 14.4 Domestic Equity Funds 13.3 Short-Term Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.0 International Equity Funds - 14.4 Domestic Equity Funds - 13.3 Short-Term Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.8 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.3 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.6 Fidelity Series Large Cap Value Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 3.4 Fidelity Series Blue Chip Growth Fund 2.9 76.3
Fidelity Managed Retirement 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠ Class K6
Trading Symbol	FJRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 5,271,854
Holdings Count | shares	34
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,271,854
Number of Holdings	34
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 68.0 International Equity Funds 14.4 Domestic Equity Funds 13.3 Short-Term Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.0 International Equity Funds - 14.4 Domestic Equity Funds - 13.3 Short-Term Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.8 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.3 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.6 Fidelity Series Large Cap Value Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 3.4 Fidelity Series Blue Chip Growth Fund 2.9 76.3
Fidelity Managed Retirement 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠ Class K
Trading Symbol	FKRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 5,271,854
Holdings Count | shares	34
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,271,854
Number of Holdings	34
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 68.0 International Equity Funds 14.4 Domestic Equity Funds 13.3 Short-Term Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.0 International Equity Funds - 14.4 Domestic Equity Funds - 13.3 Short-Term Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.8 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.3 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.6 Fidelity Series Large Cap Value Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 3.4 Fidelity Series Blue Chip Growth Fund 2.9 76.3
Fidelity Advisor Managed Retirement 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2015 Fund℠ Class I
Trading Symbol	FRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 5,271,854
Holdings Count | shares	34
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,271,854
Number of Holdings	34
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 68.0 International Equity Funds 14.4 Domestic Equity Funds 13.3 Short-Term Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.0 International Equity Funds - 14.4 Domestic Equity Funds - 13.3 Short-Term Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.8 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.3 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.6 Fidelity Series Large Cap Value Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 3.4 Fidelity Series Blue Chip Growth Fund 2.9 76.3
Fidelity Advisor Managed Retirement 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2015 Fund℠ Class A
Trading Symbol	FARSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 5,271,854
Holdings Count | shares	34
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,271,854
Number of Holdings	34
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 68.0 International Equity Funds 14.4 Domestic Equity Funds 13.3 Short-Term Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.0 International Equity Funds - 14.4 Domestic Equity Funds - 13.3 Short-Term Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.8 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.3 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.5 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.6 Fidelity Series Large Cap Value Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 3.4 Fidelity Series Blue Chip Growth Fund 2.9 76.3
Fidelity Managed Retirement 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠
Trading Symbol	FIRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2010 Fund℠	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 7,296,943
Holdings Count | shares	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,296,943
Number of Holdings	33
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 72.0 International Equity Funds 12.2 Domestic Equity Funds 9.8 Short-Term Funds 6.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.0 International Equity Funds - 12.2 Domestic Equity Funds - 9.8 Short-Term Funds - 6.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 14.0 Fidelity Series Investment Grade Bond Fund 13.0 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 7.9 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.1 Fidelity Series Large Cap Value Index Fund 2.6 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 80.0
Fidelity Managed Retirement 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠ Class K6
Trading Symbol	FRQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 7,296,943
Holdings Count | shares	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,296,943
Number of Holdings	33
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 72.0 International Equity Funds 12.2 Domestic Equity Funds 9.8 Short-Term Funds 6.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.0 International Equity Funds - 12.2 Domestic Equity Funds - 9.8 Short-Term Funds - 6.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 14.0 Fidelity Series Investment Grade Bond Fund 13.0 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 7.9 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.1 Fidelity Series Large Cap Value Index Fund 2.6 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 80.0
Fidelity Managed Retirement 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠ Class K
Trading Symbol	FRQKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 7,296,943
Holdings Count | shares	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,296,943
Number of Holdings	33
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 72.0 International Equity Funds 12.2 Domestic Equity Funds 9.8 Short-Term Funds 6.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.0 International Equity Funds - 12.2 Domestic Equity Funds - 9.8 Short-Term Funds - 6.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 14.0 Fidelity Series Investment Grade Bond Fund 13.0 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 7.9 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.1 Fidelity Series Large Cap Value Index Fund 2.6 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 80.0
Fidelity Advisor Managed Retirement 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2010 Fund℠ Class I
Trading Symbol	FRQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 7,296,943
Holdings Count | shares	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,296,943
Number of Holdings	33
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 72.0 International Equity Funds 12.2 Domestic Equity Funds 9.8 Short-Term Funds 6.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.0 International Equity Funds - 12.2 Domestic Equity Funds - 9.8 Short-Term Funds - 6.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 14.0 Fidelity Series Investment Grade Bond Fund 13.0 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 7.9 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.1 Fidelity Series Large Cap Value Index Fund 2.6 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 80.0
Fidelity Advisor Managed Retirement 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2010 Fund℠ Class A
Trading Symbol	FRQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 7,296,943
Holdings Count | shares	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,296,943
Number of Holdings	33
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 72.0 International Equity Funds 12.2 Domestic Equity Funds 9.8 Short-Term Funds 6.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.0 International Equity Funds - 12.2 Domestic Equity Funds - 9.8 Short-Term Funds - 6.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 14.0 Fidelity Series Investment Grade Bond Fund 13.0 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 7.9 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.1 Fidelity Series Large Cap Value Index Fund 2.6 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 80.0
Fidelity GNMA Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® GNMA Fund
Class Name	Fidelity® GNMA Fund
Trading Symbol	FGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® GNMA Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® GNMA Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,729,976,780
Holdings Count | shares	1,971
Investment Company Portfolio Turnover	589.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,729,976,780
Number of Holdings	1,971
Portfolio Turnover	589%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 0.0 1 - 1.99% 0.2 2 - 2.99% 34.7 3 - 3.99% 27.6 4 - 4.99% 16.9 5 - 5.99% 18.3 6 - 6.99% 15.9 7 - 7.99% 0.0 8 - 8.99% 0.0 17 - 17.99% 0.0 U.S. Government Agency - Mortgage Securities 95.9 CMOs and Other Mortgage Related Securities 14.7 U.S. Treasury Obligations 3.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 95.9 CMOs and Other Mortgage Related Securities - 14.7 U.S. Treasury Obligations - 3.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (13.6)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ginnie Mae II Pool 73.1 Ginnie Mae I Pool 28.8 Ginnie Mae REMIC pass-thru certificates 8.7 Freddie Mac Multifamily Structured pass-thru certificates 3.5 US Treasury Bonds 2.2 Fannie Mae Mortgage pass-thru certificates 1.3 Fannie Mae Guaranteed REMIC 1.2 Freddie Mac Gold Pool 1.1 Ginnie Mae Mortgage pass-thru certificates 0.9 US Treasury Notes 0.8 121.6